Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employee benefits expenses

	2025	2024 (Recasted)	2023 (Recasted)

Wages and salaries	1,650,587	1,521,811	1,337,002
Social security costs	461,911	428,567	342,900
Profit-sharing and annual cash bonus	290,067	252,289	215,062
Share-based payments	273,946	213,432	235,896
	2,676,511	2,416,099	2,130,860

Share-based payment plans

	Equity
	RSU	PSU	Options	Total
Number of shares
Balance as of December 31, 2023	12,429,557	8,305,048	45,159	20,779,764
Granted	3,649,962	1,329,735	—	4,979,697
Vested	(1,340,877)	—	—	(1,340,877)
Cancelled	(2,034,864)	(3,743,400)	(1,386)	(5,779,650)
Balance as of December 31, 2024	12,703,778	5,891,383	43,773	18,638,934
Granted	3,629,942	640,354	—	4,270,296
Vested (a)	(3,999,983)	—	—	(3,999,983)
Cancelled	(1,026,782)	(291,814)	—	(1,318,596)
Balance as of December 31, 2025	11,306,955	6,239,923	43,773	17,590,651

(a)The Group delivered 3,049,942 treasury shares for the plan beneficiaries after withholding taxes.

Information about share-based payment plans

	RSU
Granted year	Vesting period	Weighted average fair value (a)	Weighted average remaining expected life (years)	Number of Outstanding Awards

2018(b)	From 4 to 9 years of service	R$ 88.80	0.78	590,781
2019	From 5 to 10 years of service	R$ 136.08	1.17	3,408
2020	From 5 to 10 years of service	R$ 163.18	3.12	112,403
2021	From 1 to 10 years of service	R$ 348.49	2.81	468,284
2022	From 1 to 10 years of service	R$ 49.56	1.15	2,760,168
2023	From 1 to 9 years of service	R$ 52.22	1.20	1,553,577
2024	From 1 to 8 years of service	R$ 76.50	1.76	2,492,156
2025	From 1 to 5 years of service	R$ 54.86	2.27	3,326,178
				11,306,955

(a)Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
(b)All performance conditions related with this grant were already satisfied.

Performance share units

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Weighted average remaining expected life (years)	Number of Outstanding Awards

2022	From 1 to 5 years of service and achievement of a specified TSR	R$	2.71	76.5% to 83.3%	2.18%to 4.34%	2.17	3,548,762
2023	From 1.4 to 5.3 years of service and achievement of a specified TSR	R$	4.06	73.8% to 83.4%	3.95% to 5.60%	2.22	842,481
2024	From 1 to 5 years of service and achievement of a specified TSR	R$	11.64	42.7% to 77.9%	3.72% to 5.32%	2.70	1,223,892
2025	From 1 to 5 years of service and achievement of a specified TSR	R$	6.33	55.0% to 67.3%	3.35%% to 4.11%	2.65	624,788
							6,239,923

Information about Options

	Options
Granted year	Vesting period	Weighted average fair value	Volatility	Weighted average remaining expected life (years)	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	50.00%	2.7	17,077	USD 24.00	38,613
2019	From 3 to 5 years of service	R$ 81.71	69.80%	0	5,160	USD 30.00	5,160
							43,773

Labor and social security liabilities

	December 31, 2025	December 31, 2024

Accrued annual payments and related social charges	471,438	494,706
Labor liabilities and related social charges	147,795	123,154
Total labor and social security liabilities	619,233	617,860
Current	536,364	578,345
Non-current	82,869	39,515